Intangibles (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Remaining weighted average amortization period			11 years 8 months 12 days	11 years 7 months 6 days
Intangible assets:
Accumulated amortization	$ (42,594)		$ (35,221)	$ (25,117)
Goodwill	146,017		88,959	88,989
Net intangible assets	208,414		140,932	152,252
Intangible liabilities:
Below market lease intangibles			198,170	199,189
Accumulated amortization	(71,158)		(61,882)	(43,459)
Purchase option intangibles			9,352	9,352
Net intangible liabilities	135,354		$ 145,640	$ 165,082
Below market leases, remaining weighted average amortization period			15 years 2 months 12 days	15 years 4 months 24 days
Finite-lived intangible liabilities, remaining weighted average amortization period			15 years 2 months 12 days	15 years 4 months 24 days
Intangibles
Net amortization expense	$ 4,500	$ 6,200	$ 8,300	$ 8,100	$ 6,400
Estimated net amortization of the intangibles during 2015			7,000
Estimated net amortization of the intangibles during 2016			6,800
Estimated net amortization of the intangibles during 2017			6,600
Estimated net amortization of the intangibles during 2018			6,400
Estimated net amortization of the intangibles during 2019			6,600
Above market lease intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 60,251	$ 61,220
Remaining weighted average amortization period			11 years 1 month 6 days	11 years
In-place lease intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 26,943	$ 27,160
Remaining weighted average amortization period			12 years 10 months 24 days	13 years 1 month 6 days